INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about effective income tax expense recovery
	2018	2017
Current expense:
Income tax	$164	$135
Special mining duty	98	1,041
Withholding tax	427	427
	689	1,603
Deferred tax expense (recovery):
Income tax	(56)	28
Special mining duty	(357)	(270)
Withholding tax	376	105
	(37)	(137)
Income tax expense	$652	$1,466

Disclosure of detailed information about reconciliation of income taxes computed as statutory tax rate
	2018	2017
Net income (loss) before tax	$(9,411)	$2,756
Canadian statutory income tax rate	27%	26%
Anticipated income tax at statutory rate	$(2,541)	$717
Permanent differences	190	340
Differences between Canadian and foreign tax rates	(269)	143
Change in estimate	194	802
Effect of changes in statutory tax rates	–	(228)
Inflation adjustment	(141)	(537)
Impact of foreign exchange on local currencies	975	316
Change in deferred tax assets not recognized	1,746	(955)
Mining taxes and duties	(156)	778
Withholding taxes	803	532
Utilization of foreign tax credits	(149)	(138)
Other items	–	(304)
Income tax expense	$652	$1,466
Effective tax rate	-7%	53%

Disclosure of deferred taxes
	December 31, 2018	December 31, 2017
Deferred income tax assets	$126	$70
Deferred income tax liabilities	(2,053)	(1,677)
Deferred special mining duty asset (liabilities)	96	(253)
	$(1,831)	$(1,860)

Disclosure of temporary difference, unused tax losses and unused tax credits
	December 31, 2018	December 31, 2017
Tax losses carried forward	$1,399	$1,855
Provision for reclamation and remediation	262	281
Withholding tax liability	(2,053)	(1,677)
Property, plant and equipment	(1,754)	(2,576)
Prepaid expenses	(28)	(18)
Other deductible temporary differences	343	275
Net deferred income tax liabilities	$(1,831)	$(1,860)

Disclosure of unused tax losses
		2018		2017
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2038	$2,822	2026 to 2037	$4,834
	Mexico	2019 to 2027	$16,557	2018 to 2026	$10,225
	Peru	indefinite	$66,462	indefinite	$65,031
Capital losses	Canada	indefinite	$1,196	indefinite	$1,196

Disclosure of detailed information about temporary differences of unrecognized deferred tax assets
	December 31, 2018	December 31, 2017
Tax losses carried forward	$25,305	$15,643
Property, plant and equipment	8,919	4,908
Other deductible temporary differences	42,653	40,038
Unrecognized temporary differences	$76,877	$60,589